Trade receivables (Tables)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Non-Interest Bearing Trade Receivables
Trade receivables and contract assets are non-interest bearing. Trade receivables generally have 30-90 day payment terms.

	At December 31,
	2022	2023	2024
	(in thousands)
Trade receivables	$11,243	$10,803	$7,211
Contract assets	176	497	122
Provision for credit notes to be issued	(225)	(164)	(101)
Provisions on trade receivables	(2,524)	(2,524)	(2,301)
Net trade receivables	$8,670	$8,612	$4,931

Schedule of Movements in the Provision for Impairment of Receivables

	Post- employment benefits	Other provisions	Total	Current	Non current
	(in thousands)
At January 1, 2022	$806	$1,331	$2,137	$—	$2,137
Arising (released) during the year	(101)	428	327	—	—
Released (used) during the year	—	—	—	—	—
Released (unused) during the year	—	(191)	(191)	—	—
At December 31, 2022	705	1,568	2,273	77	2,196
Arising (released) during the year	107	257	364	—	—
Released (used) during the year	(48)	(76)	(124)	—	—
Released (unused) during the year	—	(291)	(291)	—	—
At December 31, 2023	764	1,458	2,222	—	2,222
Arising (released) during the year	132	927	1,059	—	—
Released (used) during the year	—	—	—	—	—
Released (unused) during the year	(268)	(850)	(1,118)	—	—
At December 31, 2024	$628	$1,535	$2,163	$763	$1,400

The movements in the provision for impairment of receivables were as follows:

	December 31,
	2022	2023	2024
	(in thousands)
At January 1,	$2,789	$2,524	$2,524
Charge for the year	—	—	—
Utilized amounts	(265)	—	(223)
Unutilized amounts	—	—	—
At year end	$2,524	$2,524	$2,301

Disclosure of Financial Assets That Are Either Past Due Or Impaired Explanatory
As at year end, the aging analysis of trade receivables and contract assets that were not impaired is as follows:

	Total	Neither past due nor Impaired	Past due but not impaired
			<30 days	30-60 days	60-120 days	>120 days
	(in thousands)
At December 31, 2022	$8,670	$8,367	$209	$94	$—	$—
At December 31, 2023	$8,612	$6,532	$1,919	$101	$4	$56
At December 31, 2024	$4,931	$4,392	$501	$—	$—	$38